Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2023-12-01
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Compensation Recovery Policy

On December, 1, 2023, the Compensation Committee adopted a compensation clawback policy (the “Clawback Policy”) in compliance with the final rules promulgated by the SEC under Section 954 of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, Rule 10D-1 and Nasdaq (together, the “Clawback Rules”) that provides for the recovery of certain incentive-based compensation in the event we are required to restate our financial statements. The Clawback Policy provides that, in the event of the restatement of any financial reporting required under the securities laws or other similar laws or regulations, our board of directors (or applicable committee thereof) will take such actions as necessary to recover the portion of any incentive-based compensation that was granted, earned or vested based wholly or in part on the attainment of a financial reporting measure which was received by the executive officer that was in excess of the amount that he or she would have received had our financial results been calculated under the restated financial statements; provided that such compensation was paid to or awarded to the executive officer, or which vested (or became eligible to vest) during the Clawback Period. “Clawback Period” under the Clawback Policy is defined as the three completed fiscal years immediately prior to the date on which our board of directors or management determine we are required to (or we are otherwise legally directed to) prepare an accounting restatement and any transition period between the last day of our previous fiscal year end and the first day of our new fiscal year (that results from a change in our fiscal year) within or immediately following such three-year period; provided that any transition period between the last day of our previous fiscal year end and the first day of its new fiscal year that comprises a period of nine to 12 months will be deemed a completed fiscal year.